Schedule of Derivative Instruments (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jul. 31, 2015	Jan. 31, 2015
Derivative Financial Instruments Schedule Of Derivative Instruments 1		$ 1,769,100
Derivative Financial Instruments Schedule Of Derivative Instruments 2		241,618
Derivative Financial Instruments Schedule Of Derivative Instruments 3		2,030,850
Derivative Financial Instruments Schedule Of Derivative Instruments 4		0
Derivative Financial Instruments Schedule Of Derivative Instruments 5		3,799,950
Derivative Financial Instruments Schedule Of Derivative Instruments 6		241,618
Derivative Financial Instruments Schedule Of Derivative Instruments 7		0
Derivative Financial Instruments Schedule Of Derivative Instruments 8		(241,618)
Derivative Financial Instruments Schedule Of Derivative Instruments 9		3,799,950
Derivative Financial Instruments Schedule Of Derivative Instruments 10		$ 0
Derivative Financial Instruments Schedule Of Derivative Instruments 1	$ 1,769,100
Derivative Financial Instruments Schedule Of Derivative Instruments 2	0
Derivative Financial Instruments Schedule Of Derivative Instruments 3	0
Derivative Financial Instruments Schedule Of Derivative Instruments 4	2,030,850
Derivative Financial Instruments Schedule Of Derivative Instruments 5	0
Derivative Financial Instruments Schedule Of Derivative Instruments 6	$ 3,799,950